Capital Leases (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014
Capital Leases [Abstract]
2015		$ 17,098
2016	$ 20,888	12,823
2017	8,065
2018	3,790
2019	1,895
Total minimum lease payments	34,638	29,921
Less amount representing interest	(1,900)	(542)
Present value of net minimum lease payments	$ 32,738	$ 29,379